NOTE 5: TRADE AND OTHER RECEIVABLES	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
NOTE 5: TRADE AND OTHER RECEIVABLES

NOTE 5: TRADE AND OTHER RECEIVABLES

Trade and other receivables consists of the following:

	November 30, 2017	December 31, 2016
Trade receivables	$46,513	$248,441
Other receivables	3,672	3,772
	$50,185	$252,213